Schedule of Future Minimum Rental Payments for Operating Leases (Details) € in Thousands	Dec. 31, 2015 EUR (€)
FRANCE [Member]
2016	€ 321
2017	321
2018	321
2019	321
2020	321
2021	321
2022	321
2023	321
2024	321
2025	152
Total	3,041
JAPAN [Member]
2016	184
2017	139
2018	33
2019	0
2020	0
2021	0
2022	0
2023	0
2024	0
2025	0
Total	€ 356